Puppy Zone Enterprises, Inc.

8275 South Eastern Avenue, Suite 200

Las Vegas, Nevada 89123

September 27, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	John D. Reynolds
Assistant Director

Dear Mr. Reynolds:

Re: Puppy Zone Enterprises, Inc. Amendment No. 3 to Registration Statement on Form SB-2 Filed on September 27, 2006

                Thank you for your letter dated September 5, 2006, with respect to Amendment No. 2 to Registration Statement on Form SB-2 filed by Puppy Zone Enterprises, Inc. (the “Company”) on August 21, 2006.

We enclose our responses to your comments and a blacklined copy of our Amendment to the Form SB-2. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of September 5, 2006.

Responses

1.            We have revised our disclosure on page 20 of the Form SB-2/A to clarify that the Puppy Zone Dog Day Care and Adventure Centre Inc. (the “Whistler Company”) owned the Whistler store and that the principals of the Whistler Company were the same as the principals of the partnership TPZ Enterprises.

We have also modified our disclosure on page 20 to state that there was a verbal agreement in place between the Whistler Company and TPZ Enterprises. The agreement was that TPZ Enterprises would allow the Whistler Company to use TPZ Enterprises’s name, logos and business concept and the Whistler Company would get the Whistler location up and running as a franchise. Then, the Whistler Company would sell the store to a third party. The third party would pay the Whistler Company for the purchase of the business and enter into a franchise agreement with TPZ Enterprises for the payment of royalties and other related fees. Other than the right to receive future franchise fees or other related payments, TPZ Enterprises had no rights in the Whistler store. However, because of a lack of funding of the Whistler Company and because negotiations with a potential purchaser fell through, the Whistler store was not sold as a franchise and it ceased operations.

The Whistler store was not operational as of April 27, 2005 it ceased operations in 2004. The Whistler store’s total revenues earned were as follows:

From inception to April 27, 2005 – 557,238.63

For the year ended January 31, 2005 - $84,155 (partial year from January to October, 2004, when the Whistler store ceased operations.)

the year ended January 31, 2004 – $122,080

the year ended January 31, 2003 - $142,249.28

the year ended January 31, 2002 - $136,928.79

the year ended January 31, 2001 - $71,825.56

TPZ Enterprises earned the $7,579 of revenue as of December 31, 2001 through payments received from the Vancouver franchise. This revenue does not relate to the Whistler store.

TPZ Enterprises did not have any significant arrangements with other entities.

2.            We have changed our disclosure on page 20 to state that the Vancouver location closed in 2001.

3.            We have had the audited financial statements amended to reflect the periods described in the auditor’s report. Those amended financials are now in the Form SB-2/A.

We trust you will find the foregoing to be in order. Please do not hesitate to contact the undersigned should you have any questions in this regard.

Yours truly,

Puppy Zone Enterprises, Inc.

Per: /s/ Tamara Anne Huculak

Tamara Anne Huculak, President

Encl.

cc: Bernard Pinsky